Organization and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2016 USD ($) $ / shares MW		Sep. 30, 2016 USD ($) $ / shares		Jun. 30, 2016 USD ($) $ / shares		Mar. 31, 2016 USD ($) $ / shares		Dec. 31, 2015 USD ($) $ / shares		Sep. 30, 2015 USD ($) $ / shares		Jun. 30, 2015 USD ($) $ / shares		Mar. 31, 2015 USD ($) $ / shares		Dec. 31, 2016 USD ($) plant $ / shares MW shares		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)
Assets
Current Assets		$ 6,033.9								$ 4,072.4								$ 6,033.9		$ 4,072.4
Property, Plant and Equipment, Net		45,639.3	[1]							46,133.2								45,639.3	[1]	46,133.2
Other Noncurrent Assets		11,794.5								11,477.5								11,794.5		11,477.5
TOTAL ASSETS		63,467.7								61,683.1								63,467.7		61,683.1		$ 59,544.6
Liabilities and Equity
Long-term Debt		20,256.4								19,572.7	[2]							20,256.4		19,572.7	[2]
Other Current Liabilities		1,302.8								1,305.1								1,302.8		1,305.1
Other Liabilities, Noncurrent		774.6								890.6								774.6		890.6
Equity		17,420.1								17,904.9								17,420.1		17,904.9		16,824.5	$ 16,085.6
TOTAL LIABILITIES AND EQUITY		63,467.7								61,683.1								63,467.7		61,683.1
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 375.2		$ (764.2)	[3]	$ 506.4		$ 503.1		$ 205.2		$ 511.8		$ 431.4		$ 620.2		620.5		1,768.6		1,590.5
Net Income (Loss) Attributable to Noncontrolling Interests																		7.1		5.2		4.2
Income (Loss) from Continuing Operations Attributable to Parent																		$ 613.4		$ 1,763.4		$ 1,586.3
Weighted Average Number of Basic AEP Common Shares Outstanding | shares																		491,495,458		490,340,522		488,592,997
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares		$ 0.76	[4]	$ (1.56)	[4],[5]	$ 1.03	[4]	$ 1.02	[4]	$ 0.41	[4]	$ 1.04	[4]	$ 0.88	[4]	$ 1.27	[4]	$ 1.25		$ 3.59		$ 3.24
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding | shares																		491,662,007		490,574,568		488,899,840
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS | $ / shares		$ 0.76	[4]	$ (1.56)	[4],[5]	$ 1.03	[4]	$ 1.02	[4]	$ 0.41	[4]	$ 1.04	[4]	$ 0.88	[4]	$ 1.27	[4]	$ 1.25		$ 3.59		$ 3.24
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																		$ 1,688.5		$ 1,674.3		$ 1,573.7
Amortization of Certain Securitized Assets																		254.6		318.9		310.4
Amortization of Regulatory Assets and Liabilities																		19.2		16.5		13.5
Utilities Operating Expense, Depreciation and Amortization																		1,962.3		2,009.7		1,897.6
Cash Paid (Received) for:
Interest Paid, Net																		848.5		857.2		838.5
Income Taxes Paid, Net																		29.5		120.2		117.3
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																		86.1		150.2		135.1
Construction Expenditures Included in Current Liabilities as of December 31,																		858.0		741.4		559.3
Construction Expenditures Included in Noncurrent Liabilities as of December 31,																		0.0		51.6		0.0
Construction Expenditures Included in Noncurrent Assets as of December 31,																		0.0		10.5		0.0
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,																		2.1		37.9		44.5
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage																		0.7		2.2		3.4
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		2,594.9		3,436.6		2,067.0
Repayments of Long-term Debt																		$ 1,794.9		$ 2,397.9		$ 1,777.4
Antidilutive Shares Outstanding | shares																		0		0		0
Aggregate Power Participation Ratio		43.47%																43.47%
Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)	[6]																	$ 0.2		$ 0.1		$ 24.0
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																		$ 243.7		241.7		268.5
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC		43.47%																43.47%
AEP's Investment in OVEC		$ 4.4																$ 4.4
Supplemental Agreement During the Period Between Parties to Interconnection Agreement and OVEC																		$ 243.7		241.7		268.5
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		25.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		59.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																		15.00%
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		1.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		65.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		33.00%
Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		2.00%
Appalachian Power Co [Member]
Assets
Current Assets		591.7								$ 627.9								$ 591.7		627.9
Property, Plant and Equipment, Net		9,825.8								9,424.4								9,825.8		9,424.4
Other Noncurrent Assets		1,559.7								1,596.0								1,559.7		1,596.0
TOTAL ASSETS		11,977.2								11,648.3								11,977.2		11,648.3
Liabilities and Equity
Long-term Debt		4,033.9								3,930.7								4,033.9		3,930.7
Other Current Liabilities		170.1								194.0								170.1		194.0
Other Liabilities, Noncurrent		64.5								57.7								64.5		57.7
Equity		3,583.5								3,475.0								3,583.5		3,475.0		3,366.9	3,229.4
TOTAL LIABILITIES AND EQUITY		11,977.2								11,648.3								11,977.2		11,648.3
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 0.0		$ 0.0		$ 0.0		$ 0.0		0.0		$ 0.0		$ 0.0		$ 0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																		387.6		385.6		383.3
Amortization of Certain Securitized Assets																		0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																		0.9		3.2		17.6
Utilities Operating Expense, Depreciation and Amortization																		388.5		388.8		400.9
Cash Paid (Received) for:
Interest Paid, Net																		181.8		196.7		196.7
Income Taxes Paid, Net																		22.1		30.4		15.9
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																		6.1		31.8		4.9
Construction Expenditures Included in Current Liabilities as of December 31,																		151.6		90.4		72.0
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		314.0		726.3		394.2
Repayments of Long-term Debt																		$ 213.6		672.6		612.7
Aggregate Power Participation Ratio		43.47%																43.47%
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		25.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		59.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																		15.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		1.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		65.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		33.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		2.00%
Indiana Michigan Power Co [Member]
Assets
Current Assets		$ 419.5								455.3								$ 419.5		455.3
Property, Plant and Equipment, Net		5,627.5								5,203.5								5,627.5		5,203.5
Other Noncurrent Assets		3,294.3								3,051.6								3,294.3		3,051.6
TOTAL ASSETS		9,341.3								8,710.4								9,341.3		8,710.4
Liabilities and Equity
Long-term Debt		2,471.4								2,000.0								2,471.4		2,000.0
Other Current Liabilities		123.4								142.1								123.4		142.1
Other Liabilities, Noncurrent		120.4								119.4								120.4		119.4
Equity		2,151.8								2,036.4								2,151.8		2,036.4		1,954.0	1,922.2
TOTAL LIABILITIES AND EQUITY		9,341.3								8,710.4								9,341.3		8,710.4
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																		62.1		78.8		94.4
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																		183.9		193.5		199.3
Amortization of Certain Securitized Assets																		0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																		7.8		4.9		0.9
Utilities Operating Expense, Depreciation and Amortization																		191.7		198.4		200.2
Cash Paid (Received) for:
Interest Paid, Net																		83.3		84.5		81.6
Income Taxes Paid, Net																		(39.5)		21.2		(10.2)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																		18.2		3.0		16.4
Construction Expenditures Included in Current Liabilities as of December 31,																		106.2		95.8		66.1
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,																		2.1		37.9		44.5
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage																		0.7		2.2		3.4
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		569.4		310.7		205.6
Repayments of Long-term Debt																		$ 100.2		332.1		218.5
Aggregate Power Participation Ratio		43.47%																43.47%
Indiana Michigan Power Co [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent		$ 25.5								21.5								$ 25.5		21.5
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		25.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		59.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																		15.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		1.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent		0.0								0.0								$ 0.0		0.0
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		65.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		33.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		2.00%
Ohio Power Co [Member]
Assets
Current Assets		270.9								573.2								$ 270.9		573.2
Property, Plant and Equipment, Net		5,325.6								5,054.7								5,325.6		5,054.7
Other Noncurrent Assets		1,497.4								1,510.0								1,497.4		1,510.0
TOTAL ASSETS		7,093.9								7,137.9								7,093.9		7,137.9
Liabilities and Equity
Long-term Debt		1,763.9								2,157.7								1,763.9		2,157.7
Other Current Liabilities		236.0								154.3								236.0		154.3
Other Liabilities, Noncurrent		83.9								30.7								83.9		30.7
Equity		2,117.5								1,986.6								2,117.5		1,986.6		1,980.2	1,625.3
TOTAL LIABILITIES AND EQUITY		7,093.9								7,137.9								7,093.9		7,137.9
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																		202.3		184.4		188.3
Amortization of Certain Securitized Assets																		44.3		43.3		43.5
Amortization of Regulatory Assets and Liabilities																		(8.0)		(10.2)		(18.1)
Utilities Operating Expense, Depreciation and Amortization																		238.6		217.5		213.7
Cash Paid (Received) for:
Interest Paid, Net																		109.9		121.6		132.4
Income Taxes Paid, Net																		220.4		26.1		44.0
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																		3.4		2.7		4.8
Construction Expenditures Included in Current Liabilities as of December 31,																		44.6		34.3		43.4
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Notes Receivable - Affiliated		$ 32.3								32.3								32.3		32.3
Repayments of Long-term Debt																		$ 395.9		131.5		438.6
Aggregate Power Participation Ratio		43.47%																43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC		4.30%																4.30%
AEP's Investment in OVEC		$ 0.4																$ 0.4
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		25.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		59.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																		15.00%
Ohio Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		1.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		65.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		33.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		2.00%
Public Service Co Of Oklahoma [Member]
Assets
Current Assets		195.4								245.4								$ 195.4		245.4
Property, Plant and Equipment, Net		3,823.2								3,693.2								3,823.2		3,693.2
Other Noncurrent Assets		360.6								231.8								360.6		231.8
TOTAL ASSETS		4,379.2								4,170.4								4,379.2		4,170.4
Liabilities and Equity
Long-term Debt		1,286.0								1,286.1								1,286.0		1,286.1
Other Current Liabilities		47.8								64.4								47.8		64.4
Other Liabilities, Noncurrent		11.2								13.7								11.2		13.7
Equity		1,214.1								1,119.9								1,214.1		1,119.9		1,028.2	942.1
TOTAL LIABILITIES AND EQUITY		4,379.2								4,170.4								4,379.2		4,170.4
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		0.0		0.0		0.0		0.0		0.0		0.0		0.0		0.0
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																		122.6		108.6		99.7
Amortization of Certain Securitized Assets																		0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																		7.6		8.9		1.3
Utilities Operating Expense, Depreciation and Amortization																		130.2		117.5		101.0
Cash Paid (Received) for:
Interest Paid, Net																		60.1		54.8		52.8
Income Taxes Paid, Net																		(37.7)		7.9		(21.2)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																		3.1		3.6		2.3
Construction Expenditures Included in Current Liabilities as of December 31,																		33.6		47.4		38.6
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		274.2		248.8		75.0
Repayments of Long-term Debt																		$ 275.4		0.4		34.1
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		25.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		59.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																		15.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		1.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		65.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		33.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		2.00%
Southwestern Electric Power Co [Member]
Assets
Current Assets		546.0								335.3								$ 546.0		335.3
Property, Plant and Equipment, Net		6,429.5								6,321.1								6,429.5		6,321.1
Other Noncurrent Assets		651.1								491.6								651.1		491.6
TOTAL ASSETS		7,626.6								7,148.0								7,626.6		7,148.0
Liabilities and Equity
Long-term Debt		2,679.1								2,273.5								2,679.1		2,273.5
Other Current Liabilities		83.9								110.7								83.9		110.7
Other Liabilities, Noncurrent		9.7								49.3								9.7		49.3
Equity		2,215.2								2,169.7								2,215.2		2,169.7		2,097.2	$ 2,055.9
TOTAL LIABILITIES AND EQUITY		7,626.6								7,148.0								7,626.6		7,148.0
Amounts Attributable to AEP Common Shareholders
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest		$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0		$ 0.0
Net Income (Loss) Attributable to Noncontrolling Interests																		4.1		3.7		4.2
Supplemental Income Statement Elements [Abstract]
Depreciation and Amortization of Property, Plant and Equipment																		196.6		190.7		183.2
Amortization of Certain Securitized Assets																		0.0		0.0		0.0
Amortization of Regulatory Assets and Liabilities																		(0.1)		1.3		1.9
Utilities Operating Expense, Depreciation and Amortization																		196.5		192.0		185.1
Cash Paid (Received) for:
Interest Paid, Net																		118.0		112.6		116.9
Income Taxes Paid, Net																		(32.0)		15.4		(152.2)
Noncash Investing and Financing Activities:
Capital Lease Obligations Incurred																		5.9		7.4		4.1
Construction Expenditures Included in Current Liabilities as of December 31,																		41.8		92.9		94.3
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																		406.7		445.9		99.4
Repayments of Long-term Debt																		$ 3.3		$ 306.8		$ 3.3
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		25.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		59.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																		15.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		1.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																		65.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																		33.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation																		2.00%
Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs) | MW		2,400																2,400
Number of OVEC Generating Plants | plant																		2
Outstanding Indebtedness																		$ 1,500.0
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares | shares																		200,000		300,000		300,000
Dilutive Securities, Effect on Basic Earnings Per Share | $ / shares																		$ 0		$ 0		$ 0

[1]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[2]	.
[3]	Includes impairments for Merchant Generating Assets (see Note 7).
[4]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[5]	Relates to impairments for Merchant Generating Assets (see Note 7).
[6]	AEP did not ship coal to OVEC in 2016 and 2015.